Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 17, 2013
Nationwide HighMark Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NATIONWIDE HIGHMARK SMALL CAP CORE FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 76 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 70 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year of the predecessor fund (July 31, 2013), the portfolio turnover rate was 77.17% of the average value of its portfolio. See the section entitled “Performance” for more information about the predecessor fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.17%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in stocks of U.S. small-cap companies that the subadviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in equity securities of small-cap companies whose capitalization is within the range of the market capitalization of the companies in the Russell 2000 Index. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.

The subadviser uses an actively managed bottom-up stock selection process for choosing securities across the small-cap equity market universe. The subadviser seeks to identify those securities most attractive from a fundamental perspective, based on favorable valuation factors, supportive management criteria and potential for price appreciation to allocate security holdings. The Fund will tend to show a preference for inexpensive stocks characterized by favorable valuation characteristics and improving catalysts. The subadviser seeks to manage portfolio risk using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Risk characteristics of the portfolio are monitored in an effort to minimize return volatility relative to the Russell 2000 Index. Investments are sold when, as determined by the subadviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

		In addition to holdings in primarily U.S. small-cap equity securities, the Fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts. The Fund may also invest in derivatives (including equity index futures) and exchange-traded funds (“ETFs”). Derivatives, particularly index futures and options, may be used by the Fund to shift style or size exposure, as well as efficiently manage cash flow from shareholder redemptions or subscriptions. Fixed-income and cash equivalent assets will generally not exceed 10% of the total assets of the Fund under normal market conditions.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Small companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded. American Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Exchange-traded funds risk – An investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and has the same risks as investing in a closed-end fund. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, however, the difference between the market value and the net asset value of ETF shares should in most cases be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives may also be more difficult to purchase, sell or value than other instruments.
     Futures – the prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

     Options – When options are purchased over the counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. The Fund’s ability to close out positions in exchange-listed options depends on the existence of a liquid market. Options that expire unexercised have no value.
		In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The returns presented for the Fund reflect the performance of the HighMark Small Cap Core Fund, a former series of HighMark Funds (the “Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

		The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Predecessor Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were reflected, the annual total returns would be lower than those shown. The table compares the Predecessor Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Predecessor Fund's annual total returns have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-848-0920
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nationwide.com/mutualfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect the impact of sales charges. If sales charges were reflected, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 19.64% – 3rd qtr. 2009 Worst quarter: -26.93% – 4th qtr. 2008 Year-to-date total return as of June 30, 2013: 14.17%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Fund had not commenced offering Institutional Class shares as of the date of this Prospectus. Therefore, pre-inception historical performance of Institutional Class shares is based on the previous performance of the Predecessor Fund's Fiduciary Class Shares. Performance for Institutional Class shares has not been adjusted to reflect that share class's lower expenses than those of the Predecessor Fund's Fiduciary Class Shares.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

		Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund. The Fund had not commenced offering Institutional Class shares as of the date of this Prospectus. Therefore, pre-inception historical performance of Institutional Class shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Institutional Class shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Nationwide HighMark Small Cap Core Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	rr_NetExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	730
3 Years	rr_ExpenseExampleYear03	1,098
2008	rr_AnnualReturn2008	(31.93%)
2009	rr_AnnualReturn2009	20.17%
2010	rr_AnnualReturn2010	34.74%
2011	rr_AnnualReturn2011	(4.24%)
2012	rr_AnnualReturn2012	17.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.93%)
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	3.27%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
Nationwide HighMark Small Cap Core Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	rr_NetExpensesOverAssets	2.22%
1 Year	rr_ExpenseExampleYear01	325
3 Years	rr_ExpenseExampleYear03	717
1 Year	rr_ExpenseExampleNoRedemptionYear01	225
3 Years	rr_ExpenseExampleNoRedemptionYear03	717
1 Year	rr_AverageAnnualReturnYear01	16.01%
5 Years	rr_AverageAnnualReturnYear05	3.70%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
Nationwide HighMark Small Cap Core Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	rr_NetExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	411
1 Year	rr_AverageAnnualReturnYear01	18.12%
5 Years	rr_AverageAnnualReturnYear05	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
Nationwide HighMark Small Cap Core Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[2]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	rr_NetExpensesOverAssets	1.37%
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	$ 478
1 Year	rr_AverageAnnualReturnYear01	18.12%
5 Years	rr_AverageAnnualReturnYear05	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
Nationwide HighMark Small Cap Core Fund | After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
Nationwide HighMark Small Cap Core Fund | After Taxes on Distributions and Sales of Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.32%
5 Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
Nationwide HighMark Small Cap Core Fund | Russell 2000 Index (The Index does not pay sales charges, fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 1.62% for Class A shares, 2.22% for Class C shares, 1.22% for Institutional Class shares, and 1.37% for Institutional Service Class shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.